Clearing Organizations (ICE Clearing Houses Schedules) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Clearing Organizations [Line Items]
Original margin	$ 50,170	$ 46,245
Guaranty Fund	4,980	4,924
Total	55,150	51,169
ICE Clear U.S.
Clearing Organizations [Line Items]
Original margin	6,184	3,882
Guaranty Fund	316	311
Total	6,500	4,193
ICE Clear Europe
Clearing Organizations [Line Items]
Original margin	27,046	28,454
Guaranty Fund	2,444	2,589
Total	29,490	31,043
ICE Clear Credit
Clearing Organizations [Line Items]
Original margin	16,833	13,750
Guaranty Fund	2,135	2,011
Total	18,968	15,761
TCC
Clearing Organizations [Line Items]
Original margin	107	159
Guaranty Fund	85	13
Total	$ 192	$ 172